Income Tax Credit	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income tax credit

7. Income tax credit

The major components of income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,325	4,239	2,298
In respect of current year U.S.	(1)	—	(10)
In respect of prior years U.K.	(86)	19	3
In respect of prior years U.S.	—	3	—
Total current tax	4,238	4,261	2,291

Deferred tax:
In respect of current year U.S.	1	11	61
In respect of prior years U.S.	—	(49)	49
Total deferred tax	1	(38)	110

Income tax credit	4,239	4,223	2,401

Current income tax receivable:
U.K. tax	8,477	4,239	4,207
U.S. tax	4	24	18
Current income tax receivable	8,481	4,263	4,225

Deferred tax:
U.S. tax	46	47	81

Current income tax payable:
U.S. tax	—	—	—

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2019	2018	2017
	(in thousands)
	£	£	£
Loss before tax	(25,651)	(18,063)	(25,486)
Tax on loss at standard U.K. tax rate of 19% (2018: 19%; 2017: 19.25%)	(4,874)	(3,432)	(4,906)
Effects of:
Expenses not deductible	2,912	1,389	3,899
Deduction for R&D	(5,667)	(5,554)	(3,051)
Losses surrendered for R&D tax credit	5,667	5,554	3,051
Deferred tax - PY adjustment	—	49	(49)
Overseas tax payable - current year	1	—	10
Overseas tax payable - prior years	—	(3)	—
R&D tax credit - U.S.	(1)	(11)	(61)
R&D tax credit - current year	(4,325)	(4,239)	(2,298)
R&D tax credit - prior years	86	(19)	(3)
Deferred tax asset not recognized	1,962	2,043	1,007
Income tax credit	(4,239)	(4,223)	(2,401)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward or temporary differences on share-based compensation arrangements as at December 31, 2019 on the basis that the timing during which tax losses or temporary differences could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset, which relates to research & development tax credits, has been recognized to the extent that management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £46.4 million (2018: £62.1 million; 2017: £40.7 million), comprising temporary differences on share-based compensation arrangements of £14.2 million (2018: £38.9 million; 2017: £28.3 million) and cumulative carry forward tax losses of £32.2 million (2018: £23.2 million; 2017: £12.4 million).

U.K. tax legislation, which was substantively enacted on October 26, 2015, includes legislation that will reduce the main rate of U.K. corporation tax from 20% to 18%. This decrease is being phased in with a rate of 19%, effective from April 1, 2017 and a planned rate of 18% from April 1, 2020. Further, as announced on March 16, 2016, that the full rate of U.K. corporation tax will reduce by a further 1% to 17% from April 1, 2020. This further reduction was included within the U.K. tax legislation, which was substantively enacted on September 6, 2016.